Supplemental Share Information (Parenthetical) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Increase (decrease) in equity
Treasury stock, beginning balance (in shares)	366,283,418	368,848,221	367,457,888
Reacquired stock (in shares)	11,834,681	2,286,109	7,575,647
Issuances pursuant to stock options and benefit plans (in shares)	(5,930,521)	(4,850,912)	(6,185,314)
Treasury stock, ending balance (in shares)	372,187,578	366,283,418	368,848,221